Business (Detail)					4 Months Ended	12 Months Ended
	Jan. 29, 2019 shares	Dec. 20, 2018 USD ($)	May 28, 2018 USD ($)	Apr. 25, 2016 shares	Apr. 24, 2016 USD ($)	Dec. 31, 2018 USD ($) segment shares	Dec. 31, 2017 shares
Business And Organization [Line Items]
Ownership interest transferred						100.00%
Assumption of bridge facilities from MGM					$ 4,000,000,000
Ownership percentage acquired						26.70%
Rent payments percentage						90.00%
Number of Reportable Segments | segment						2
Empire City Casino
Business And Organization [Line Items]
Assumption of bridge facilities from MGM			$ 246,000,000
Operating Partnership units held (in units) | shares	12,900,000
Consideration transferred			634,000,000
Increase In annual rent received			$ 50,000,000
Rent payments percentage			90.00%
Rent payment (percent)			2.00%
Operating Partnership Units to MGP's Class A Shares
Business And Organization [Line Items]
Operating Partnership unit conversion ratio (in units)						1
MGM
Business And Organization [Line Items]
Ownership interest in operating partnership				73.30%
Ownership percentage required for voting rights				30.00%
Operating Partnership units held (in units) | shares						195,100,000
Increase in ownership interest in operating partnership						73.30%
IPO
Business And Organization [Line Items]
Shares issued under initial public offering (in shares) | shares				57,500,000
Ownership percentage acquired				26.70%
MGP Operating Partnership
Business And Organization [Line Items]
Assumption of bridge facilities from MGM					$ 4,000,000,000	$ 4,000,000,000
Operating partnership units outstanding (in units) | shares						266,000,000.0	266,030,918
Park MGM Lease Transaction
Business And Organization [Line Items]
Increase In annual rent received		$ 50,000,000.0
Rent payments percentage		90.00%
Commitment for renovations		$ 637,500,000
Rent payment (percent)		2.00%